Capital Reorganization (Details)	12 Months Ended
Dec. 31, 2023 USD ($) shares
Capital Reorganization [Line Items]
Warrants issued	26,282,971
Professional services expenditure (in Dollars) | $	$ 6,643,367
Class A Ordinary Shares [Member]
Capital Reorganization [Line Items]
Ordinary shares	10,092,134
Bridgetown’s Sponsor [Member]
Capital Reorganization [Line Items]
Ordinary shares	451,839
Working capital loans (in Dollars) | $	$ 4,518,390